Business Combinations - Schedule of Supplemental Pro Forma Financial Information (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
As Reported
Revenue											$ 71,411
Net loss	$ (84,536)	$ (2,806)	$ (10,591)	$ (10,359)	$ (18,079)	$ (20,545)	$ (97,933)	$ (48,983)	$ (57,485)	$ (51,714)	(64,677)
Net loss attributable to common stockholders									$ (57,485)	$ (51,714)	(65,168)
Pro Forma
Revenue											73,261
Net loss											(69,962)
Net loss attributable to common stockholders											$ (70,453)